UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
	  Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     May 8, 2006


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 99

Form 13F Information Table Value total: $347,577 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2559    33806 SH       SOLE                    30886              2920
AT&T, Inc.                     COM              00209R102      653    24153 SH       SOLE                    19267              4886
Accenture Ltd                  COM              g1150g111     3860   128355 SH       SOLE                   114405             13950
AllState Corp.                 COM              020002101      556    10676 SH       SOLE                    10120               556
Altria Group, Inc.             COM              02209s103     1054    14872 SH       SOLE                    11332              3540
American Express Co.           COM              025816109      609    11593 SH       SOLE                     8966              2627
American International Group   COM              026874107    11407   172604 SH       SOLE                   165982              6622
American Retirement Corp.      COM              028913101    12298   479998 SH       SOLE                   477161              2837
Amgen Inc.                     COM              031162100     6906    94927 SH       SOLE                    87927              7000
Amsouth Bancorporation         COM              032165102     6150   227361 SH       SOLE                   224555              2806
Aon Corp.                      COM              037389103      313     7546 SH       SOLE                     7546
Apache Corp.                   COM              037411105     9264   141421 SH       SOLE                   132568              8853
Automatic Data Processing      COM              053015103     1539    33697 SH       SOLE                    32997               700
BP Amoco LP                    COM              055622104     1337    19387 SH       SOLE                    17345              2042
Baker Hughes, Inc.             COM              057224107      549     8020 SH       SOLE                     7885               135
Bank of New York               COM              064057102      223     6175 SH       SOLE                     5200               975
BankAmerica Corp.              COM              060505104     1150    25262 SH       SOLE                    25062               200
BellSouth Corp.                COM              079860102      444    12811 SH       SOLE                     9551              3260
Berkshire Hathaway Inc. Class  COM              084670108     1536       17 SH       SOLE                       17
Berkshire Hathaway Inc. Class  COM              084670207     6602     2192 SH       SOLE                     2044               148
Biomet, Inc.                   COM              090613100     4287   120697 SH       SOLE                   111472              9225
Bristol Myers Squibb           COM              110122108      838    34064 SH       SOLE                    34064
Cendant Corp.                  COM              151313103     3580   206351 SH       SOLE                   194900             11451
Chevron Corp.                  COM              166764100      737    12720 SH       SOLE                    11030              1690
Cisco Systems Inc.             COM              17275R102     6815   314468 SH       SOLE                   299389             15079
Citigroup Inc.                 COM              172967101     4712    99771 SH       SOLE                    94955              4816
Coca Cola Co.                  COM              191216100     1877    44831 SH       SOLE                    41941              2890
Colgate Palmolive Co.          COM              194162103      208     3650 SH       SOLE                     3650
ConocoPhillips                 COM              20825c104     7049   111617 SH       SOLE                   106329              5288
Dell Corp.                     COM              24702r101      267     8960 SH       SOLE                     8960
Dionex Corp.                   COM              254546104      393     6400 SH       SOLE                     6400
Discovery Holding Cl A         COM              25468y107      494    32913 SH       SOLE                    30723              2190
Dollar General Corp.           COM              256669102      451    25550 SH       SOLE                    20782              4768
Dominion Resources, Inc.       COM              25746u109     1571    22755 SH       SOLE                    20605              2150
Dover Corp.                    COM              260003108      340     7000 SH       SOLE                     7000
Duke Energy Corp.              COM              264399106      475    16280 SH       SOLE                    14980              1300
Eaton Corp.                    COM              278058102      496     6802 SH       SOLE                     6802
Exxon Mobil Corp.              COM              30231G102    11278   185319 SH       SOLE                   178385              6934
FedEx Corp.                    COM              31428X106     6564    58123 SH       SOLE                    54173              3950
Federal National Mortgage Assn COM              313586109      406     7900 SH       SOLE                     7500               400
First Data Corp.               COM              319963104     5814   124171 SH       SOLE                   108689             15482
General Electric Co.           COM              369604103    13041   374963 SH       SOLE                   356142             18821
General Mills Inc.             COM              370334104     1259    24842 SH       SOLE                    22567              2275
HCA Inc.                       COM              404119109    14400   314489 SH       SOLE                   310718              3771
Halliburton Inc.               COM              406216101    11610   159002 SH       SOLE                   150449              8553
HealthStream Inc.              COM              42222n103      312    83974 SH       SOLE                    83374               600
Healthways, Inc.               COM              422245100     1186    23274 SH       SOLE                    21274              2000
Hewlett Packard Co.            COM              428236103      698    21211 SH       SOLE                    21211
Home Depot Inc.                COM              437076102     9846   232770 SH       SOLE                   226045              6725
Intel Corp.                    COM              458140100     5439   279501 SH       SOLE                   270976              8525
International Business Machine COM              459200101     5581    67677 SH       SOLE                    62842              4835
J. P. Morgan Chase & Co. Inc.  COM              46625h100     1256    30165 SH       SOLE                    28965              1200
Johnson & Johnson              COM              478160104     7505   126724 SH       SOLE                   121017              5706
Kimberly-Clark Corp.           COM              494368103      867    15000 SH       SOLE                    14700               300
L-3 Communications             COM              502424104     6019    70163 SH       SOLE                    67813              2350
Liberty Global, Inc. Series A  COM              530719103      554    27042 SH       SOLE                    26082               960
Liberty Global, Inc. Series C  COM              530555309      534    27042 SH       SOLE                    26082               960
Liberty Media Corp.            COM              530718105     3321   404524 SH       SOLE                   370574             33950
Lowes Companies                COM              548661107     2795    43369 SH       SOLE                    37319              6050
Medtronic Inc.                 COM              585055106     7622   150189 SH       SOLE                   139164             11025
Microsoft Corp.                COM              594918104     5546   203812 SH       SOLE                   190242             13570
Molex Inc. - Class A           COM              608554200     5214   175433 SH       SOLE                   168420              7013
Morgan Stanley                 COM              617446448      635    10112 SH       SOLE                    10112
News Corp. Ltd. Class B        COM              65248e203     2668   151950 SH       SOLE                   138050             13900
O Charley's Inc.               COM              670823103      338    18300 SH       SOLE                    15600              2700
PepsiCo Inc.                   COM              713448108     1713    29650 SH       SOLE                    27725              1925
Perot Systems Corp.            COM              714265105      818    52550 SH       SOLE                    48150              4400
Pfizer Inc.                    COM              717081103     1217    48829 SH       SOLE                    44219              4610
Pinnacle Financial Partners    COM              72346q104      260     9459 SH       SOLE                     8459              1000
Procter & Gamble Co.           COM              742718109     5337    92605 SH       SOLE                    85731              6874
Regions Financial Corp.        COM              758940100      302     8587 SH       SOLE                     8587
Republic Services Inc.         COM              760759100     8397   197530 SH       SOLE                   188530              9000
Roche Holdings                 COM              771195104      683     9191 SH       SOLE                     7431              1760
S&P SmallCap 600 Index Fund    COM              464287804     3665    56185 SH       SOLE                    54360              1825
Sanofi Aventis ADR             COM              80105n105     5227   110156 SH       SOLE                   100956              9200
Schlumberger Ltd.              COM              806857108    10103    79823 SH       SOLE                    76548              3275
Select Basic Materials Sector  COM              81369y100     2377    73470 SH       SOLE                    66820              6650
Sovereign Chief Venture F      COM              845912104       11    17000 SH       SOLE                                      17000
St. Paul Travelers Company     COM              792860108     2284    54657 SH       SOLE                    52232              2425
SunTrust Banks Inc.            COM              867914103     2379    32697 SH       SOLE                    32297               400
Sysco Corp.                    COM              871829107    10283   320840 SH       SOLE                   304750             16090
Target Corporation             COM              87612e106      435     8355 SH       SOLE                     7205              1150
Tyco International Ltd.        COM              902124106     5972   222167 SH       SOLE                   206817             15350
United Parcel Svc. Inc. CL B   COM              911312106     4459    56167 SH       SOLE                    52717              3450
United Technologies Corp.      COM              913017109     6817   117599 SH       SOLE                   109099              8500
Verizon Communications         COM              92343v104      341    10001 SH       SOLE                     7343              2658
Vodafone Group PLC ADR         COM              92857w100     4725   226070 SH       SOLE                   208020             18050
Wachovia Corp.                 COM              929903102      616    10985 SH       SOLE                     9719              1266
Wal-Mart Stores Inc.           COM              931142103    10494   222133 SH       SOLE                   213293              8840
Walt Disney Co.                COM              254687106     3857   138279 SH       SOLE                   124367             13912
Wells Fargo & Co.              COM              949746101     4957    77611 SH       SOLE                    72909              4702
Willis Group Holdings Inc.     COM              G96655108     4960   144765 SH       SOLE                   137363              7402
Wyeth Co.                      COM              983024100      577    11902 SH       SOLE                    10552              1350
Zimmer Holdings, Inc.          COM              98956P102      271     4016 SH       SOLE                     3969                47
iShares China                  COM              464287184     1792    24127 SH       SOLE                    23600               527
iShares MSCI Emerging Markets  COM              464287234      275     2775 SH       SOLE                     2775
iShares MSCI Japan             COM              464286848     3289   228425 SH       SOLE                   221925              6500
iShares MSCI Pacific Rim       COM              464286665     2245    21390 SH       SOLE                    19865              1525
Lehman Bros. HLDGS PINES-Gener PFD CV           524908563      533    20100 SH       SOLE                    20100